Unaudited Condensed Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Intangible assets and goodwill	$ 837,666	$ 1,040,849
Property, plant and equipment	360,068	537,743
Vehicles under operating leases	64,323	56,137
Other non-current assets	43,252	39,740
Deferred tax assets	123,379	81,554
Total non-current assets	1,428,688	1,756,023
Current assets
Cash and cash equivalents	718,625	739,237
Trade receivables	259,360	152,405
Trade receivables - related parties	76,843	37,844
Accrued income - related parties	55,903	42,839
Inventories	805,701	1,079,361
Current tax assets	10,201	5,021
Other current assets	270,284	238,907
Other current assets - related parties	17,098	2,713
Total current assets	2,214,015	2,298,327
Total assets	3,642,703	4,054,350
Equity
Share capital	(21,258)	(21,169)
Other contributed capital	(3,845,698)	(3,625,027)
Foreign currency translation reserve	28,276	63,152
Accumulated deficit	8,104,683	6,911,604
Total equity	4,266,003	3,328,560
Non-current liabilities
Non-current contract liabilities	(74,207)	(61,002)
Deferred tax liabilities	(527)	(630)
Other non-current provisions	(104,201)	(94,757)
Other non-current liabilities	(81,398)	(71,398)
Earn-out liability	(12,965)	(28,778)
Non-current liabilities to credit institutions	(973,779)	(927,235)
Other non-current interest-bearing liabilities	(50,289)	(47,918)
Other non-current interest-bearing liabilities - related parties	(1,409,102)	(1,410,258)
Total non-current liabilities	(2,706,468)	(2,641,976)
Current liabilities
Trade payables	(130,950)	(103,368)
Trade payables - related parties	(626,791)	(790,546)
Accrued expenses - related parties	(280,782)	(279,686)
Advance payments from customers	(7,940)	(17,344)
Current provisions	(114,764)	(72,769)
Current liabilities to credit institutions	(3,087,055)	(2,512,394)
Current tax liabilities	(5,347)	(28,872)
Interest-bearing current liabilities	(14,539)	(13,923)
Interest-bearing current liabilities - related parties	(110,789)	(100,662)
Current contract liabilities	(29,388)	(37,649)
Class C Shares liability	(3,500)	(3,500)
Other current liabilities	(747,692)	(740,577)
Other current liabilities - related parties	(42,701)	(39,644)
Total current liabilities	(5,202,238)	(4,740,934)
Total liabilities	(7,908,706)	(7,382,910)
Total equity and liabilities	$ (3,642,703)	$ (4,054,350)